Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Notional amount	$ 548,617	$ 512,740
Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	16,436,634
Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	11,088,078
Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	4,223,226
Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,125,330
Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	12,573,402
Trading Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	896,396
Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	518,495
Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	108,465
Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	115,817
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	10,934,229
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	11,076,994
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	501,519
Trading Derivatives [member] | Interest rate contracts [member] | Over -the-counter clearing houses [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	10,575,475
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	521,148
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	16,976
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	71,408
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	74,010
Trading Derivatives [member] | Interest rate contracts [member] | Over-the-counter non-clearing house [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	358,754
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	975,260
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	896,396
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	37,057
Trading Derivatives [member] | Interest rate contracts [member] | Exchange traded contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	41,807
Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,558,825
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	189,096
Trading Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	19,173
Trading Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	16,758
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,366,501
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	967,297
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	3,558,792
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	189,096
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	19,156
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	16,742
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,366,501
Trading Derivatives [member] | Foreign exchange contracts [member] | Over-the-counter non-clearing house [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	967,297
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	33
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	17
Trading Derivatives [member] | Foreign exchange contracts [member] | Exchange traded contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	16
Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	11,064
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	8,101
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	2,963
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	10,819
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	8,014
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over -the-counter clearing houses [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	2,805
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	245
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	87
Trading Derivatives [member] | Credit Derivative Contracts [member] | Over-the-counter non-clearing house [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	158
Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	293,343
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	190,000
Trading Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	103,343
Trading Derivatives [member] | Other contracts [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	265
Trading Derivatives [member] | Other contracts [member] | Over -the-counter clearing houses [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	265
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	143,041
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	90,810
Trading Derivatives [member] | Other contracts [member] | Over-the-counter non-clearing house [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	52,231
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	150,037
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	99,190
Trading Derivatives [member] | Other contracts [member] | Exchange traded contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	50,847
Non Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,725,933
Non Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	1,442,000	1,191,000
Non Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	284,000	357,000
Non Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,590,902
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	831
Non Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	493
Non Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	3,133
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,586,445
Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	105,752
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	32,500
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	589
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	72,663
Non Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,563
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	3,563
Non Trading Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	25,716
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	25,716
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	18,162,567	16,718,581
Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	14,164,304	13,210,929
Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	896,396	546,034
Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	519,326	1,478,749
Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	108,958	366,308
Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	118,950	453,038
Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	12,520,674	10,366,800
Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,664,577	3,214,031
Derivatives [member] | Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	221,596	148,254
Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	19,173	17,903
Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	16,758	17,920
Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,367,090	2,036,494
Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,039,960	993,460
Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	14,627	14,286
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	11,664	12,742
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	2,963	1,544
Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	319,059	279,335
Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	215,716	176,064
Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 103,343	$ 103,271